Accounts Receivable, Net - Schedule of Provision for Credit Losses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Provision for Credit Losses [Abstract]
Beginning balance	$ 225	$ 29	$ 241,959	$ 241,959	$ 30,918	$ 189,016
Cumulative-effect adjustment of adoption of CECL				(189,671)	(24,236)
Addition				88,578	11,319	142,194
Write-off			(126,596)	(140,641)	(17,972)	(89,251)
Ending balance	$ 23,957	$ 3,084	$ 57,453	$ 225	$ 29	$ 241,959